Capital and Reserves (Tables)	12 Months Ended
Jul. 31, 2017
Notes to Financial Statements
Disclosure of Information About Stock Option Activity

The following summarizes the changes in the Company’s share purchase options:

Number of options with an exercise price of $0.45	Year ended July 31
	2017	2016	2015
Options outstanding at beginning of year	768,000	828,000	1,587,000
Forfeited during the year	–	(60,000)	(36,900)
Expired during the year	(768,000)	–	(722,100)
Options outstanding and exercisable at the end of year	–	768,000	828,000